Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: Accumulated depreciation	$ (19,431)	$ (20,632)
Net property, plant and equipment	4,770	4,960
Depreciation	2,521	2,018	$ 1,900
General and Administrative Expense
Property, Plant and Equipment [Line Items]
Depreciation	770	876	1,015
Other Expense
Property, Plant and Equipment [Line Items]
Depreciation	1,751	1,142	$ 885
Depreciable Property, Plant And Equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment gross	24,089	24,074
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property, plant and equipment gross	173	173
Office and computer equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment gross	7,393	5,638
Software
Property, Plant and Equipment [Line Items]
Total property, plant and equipment gross	13,864	15,227
Test equipment
Property, Plant and Equipment [Line Items]
Total property, plant and equipment gross	347	347
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property, plant and equipment gross	2,312	2,689
Add: Assets under development
Property, Plant and Equipment [Line Items]
Total property, plant and equipment gross	$ 112	$ 1,518